Organization, Business Operations and Basis of Presentation (Details) - USD ($)			3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 28, 2021	Jul. 10, 2020	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2020
Initial Public Offering
Proceeds from issuance of shares				$ 0		$ 25,426,254
Net issuance costs				$ 0		$ 324,555
Offering costs					$ 8,100,000
Number of warrants to purchase shares issued (in shares)					800,000	800,000
Cash proceeds from exercise of warrants	$ 20,000,000
Common stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Therapeutics Acquisition Corp.
Initial Public Offering
Share price			10.00		10.00	10.00
Minimum closing price of company's common stock per share			$ 12.00		$ 12.00
Threshold trading days for transfer, assign or sale of shares, after the completion of the initial business combination			20 days		20 days
Threshold specified trading days for transfer, assign or sale of shares, after the completion of the initial business combination			30 days		30 days
Threshold specified trading days for transfer, assign or sale of shares, after the completion of the initial business combination			150 days		150 days
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination			100.00%		100.00%
Minimum percentage of aggregate fair market value of assets			80.00%		80.00%
Ownership interest to be acquired on post-transaction company		50.00%	50.00%
Minimum net tangible assets upon consummation of business combination			$ 5,000,001		$ 5,000,001
Maximum percentage of shares that can be redeemed without prior consent of the Company			15.00%		15.00%
Interest to pay dissolution expenses			$ 100,000		$ 100,000
Residual assets remaining available for distribution (in dollars per share)			$ 10.00		$ 10.00
Therapeutics Acquisition Corp. | Class A common shares
Initial Public Offering
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination			100.00%		100.00%
Common stock, par value			$ 0.0001		$ 0.0001	$ 0.0001
Therapeutics Acquisition Corp. | Public Offering
Initial Public Offering
Number of shares issued		13,570,000
Share price		$ 10
Proceeds from issuance of shares		$ 135,700,000
Offering costs		8,100,000
Deferred underwriting commissions		$ 4,800,000
Therapeutics Acquisition Corp. | Public Offering | Class A common shares
Initial Public Offering
Number of shares issued		13,570,000
Share price		$ 10.00
Proceeds from issuance of shares		$ 135,700,000
Therapeutics Acquisition Corp. | Private Placement
Initial Public Offering
Number of shares issued		471,400
Share price		$ 10.00
Proceeds from issuance of shares		$ 4,700,000